Common Stock	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Common Stock

Common Stock Issuances

During the three months ended December 31, 2014, the Company issued the following shares of common stock:

On November 25, 2014, and in connection to the G2 acquisition (See note 9), 38,599 shares of common stock were issued.

Authorized Shares

The Company held an Annual Shareholders meeting on February 28, 2013, at which time the shareholders approved a reverse stock split at a ratio of 200 for 1 and reduced the total authorized shares of Common Stock to 15,000,000 shares. The retroactive effect of the reverse stock split has been reflected throughout these financial statements.

Common Stock Issuances

During the fiscal year ended September 30, 2014, the Company issued 287,627 shares of Common Stock.  Of these shares, 16,907 shares were issued upon conversion of 207 shares of Series D Preferred; 15,343 shares were issued for services rendered to the Company valued at $243,018; 236,469 shares valued at $4,500,000 were issued in connection with the acquisition of a subsidiary; 10,646 shares valued at $8,000 were issued upon the exercise of options and warrants; 1,252 shares were issued to pay dividends from Series D Preferred of $24,012; and 7,010 shares were issued to pay Board of Director fees of $127,500.

During the fiscal year ended September 30, 2013, the Company issued 6,709,021 shares of Common Stock.  Of these shares, 1,894,283 shares were issued upon conversion of 48,295 shares of Series D Preferred; 21,884 shares were issued for services rendered to the Company valued at $141,758; 4,607,361 shares were issued in connection with debt and accrued interest of $20,733,119; 181,832 shares were issued to pay dividends from Series D Preferred of $1,663,997; and 3,661 shares were issued to pay Board of Director fees of $47,500.